NON-PUBLIC

13FC

CONP 2/22/11

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

RECEIVED
AUG 1 5 2008
OFFICE OF THE SECRETARY

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Acadian Asset Management LLC
Address: One Post Office Square, 20th Floor
Boston MA, 021090

Form 13F File Number: 28-05990

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

CONFIDENTIAL TREATMENT DENIED

Name: Cynthia Famulari
Title: Senior Compliance Officer
Phone: 617-598-6837

Signature, Place, and Date of Signing:

Cynthia Famulari	Boston, Massachusetts	8-13-08
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-______________ ______________________________
[Repeat as necessary.]

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: $2680
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
1	28-11931	Old Mutual (US) Holdings Inc.

[Repeat as necessary.]

2	28-0085	Phoenix Investment Counsel, Inc.

FORM 13F INFORMATION TABLE

COLUMN 1	~~COLUMN 2~~	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
LIFESCIENCES RESH INC	Com	53216910	45	1600	SH		Other	1,2	1600	0	0
LIFE SCIENCES RESH INC	Com	53216910	2635	93312	SH		Defined	1	93312	0	0

[Repeat as necessary]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.)   [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Acadian Asset Management LLC
Address: One Post Office Square, 20th Floor
Boston, MA 02109

Form 13F File Number: 028-05990

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cynthia Famulari
Title: Senior Compliance Officer
Phone: (617) 598-6837

Signature, Place, and Date of Signing:

/s/ Cynthia Famulari	Boston, Massachusetts	August 13, 2008
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

<PAGE>

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 4

Form 13F Information Table Entry Total: 981

Form 13F Information Table Value Total: $18549229
(thousands)

*confidential information has been omitted from this report and filed seperately with the commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	028-11931	Old Mutual (US) Holdings Inc.
2	028-0085	Phoenix Investment Counsel, Inc.
3	028-11581	Old Mutual Capital, Inc.
4	028-03891	Wilshire Associates